Cost of Revenues - Schedule of Cost of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cost of revenues	¥ 9,751,160	$ 1,530,170	¥ 8,646,308	¥ 6,892,579
Revenue Sharing Fees and Content Costs [Member]
Cost of revenues	8,374,555		7,086,832	5,552,712
Bandwidth Costs [Member]
Cost of revenues	713,672		879,172	800,827
Salaries and Welfare [Member]
Cost of revenues	322,604		306,805	255,258
Payment Handling Costs [Member]
Cost of revenues	151,913		154,538	120,429
Share Based Compensation [Member]
Cost of revenues	56,629		64,942	31,593
Others [Member]
Cost of revenues	¥ 131,787		¥ 154,019	¥ 131,760